CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2016
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents Disclosure [Text Block]	NOTE 3 – CASH AND CASH EQUIVALENTS
	December 31,
	2016	2015
	US Dollars	US Dollars

Amounts held in U.S Dollar	233,531	46,510
Amounts held in other currencies	205,546	109,168
	439,077	155,678